Offerings	May 21, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common units representing limited partnership interests
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. (2) There are being registered hereunder such indeterminate number of common units and such indeterminate number of debt securities, as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction. (3) Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of all securities issued by the registrant pursuant to this registration statement will not exceed $500,000,000. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to pursuant to Item 16(b) of Form F-3 under the Securities Act. (4) In United States dollars or the equivalent thereof in any other currency, currency unit or units, or composite currency or currencies.
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common units representing limited partnership interests
Carry Forward Form Type	F-3
Carry Forward File Number	333-271842
Carry Forward Initial Effective Date	May 24, 2023
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-271842
Carry Forward Initial Effective Date	May 24, 2023
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-271842
Carry Forward Initial Effective Date	May 24, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 17,100.22
Offering Note	(1) Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. (5) The registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $500,000,000 pursuant to a registration statement on Form F-3 (File No. 333-271842) initially filed with the Securities and Exchange Commission on May 11, 2023 (the "Prior Registration Statement") and, in connection therewith, had a fee of $55,100, with a fee offset of $37,999.78, resulting in a net fee payment of $17,100.22. Of such securities, an aggregate of $500,000,000 remain unsold (the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement are the Unsold Securities, and the net fee of $17,100.22 associated therewith (which amount is based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities and no additional filing fee is due with respect to such Unsold Securities in connection with the filing of this registration statement. Upon effectiveness of this registration statement, that Prior Registration Statement is hereby replaced.